Commitments and Contingencies - Additional Information (Detail) $ in Thousands		12 Months Ended
	Apr. 30, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Feb. 20, 2025 ft²
Loss Contingencies [Line Items]
Lessee, operating lease, term of contract					152 months
Percentage of collection FIGA assessment policy	1.00%
Other liability and accrued expenses		$ 1,195	$ 319	$ 2,254
Minimum lease commitment amount				$ 45,724
Discription of order issued by florida insurance guaranty association	In April 2023, the Florida Insurance Guaranty Association (“FIGA”) issued an order for the collection of a 1.0% FIGA assessment policy surcharge for policies effective October 1, 2023 through September 30, 2024.
Payments for Participation Liabilities		$ 0	$ 0
New office space | ft²					75,000